Subsequent Events (Details) - USD ($)			1 Months Ended
	Mar. 28, 2024	Feb. 01, 2024	Jan. 31, 2024	Nov. 18, 2024
Subsequent Event [Line Items]
Monthly fee paid		$ 24,091
Subsequent Event [Member]
Subsequent Event [Line Items]
Financial Instruments Subject to Mandatory Redemption, Settlement Terms, Share Value, Amount				$ 246,900,000
Financial Instruments Subject to Mandatory Redemption, Settlement Terms, Share Value, Amount, Current				$ 23,900,000
Monthly fee paid		$ 24,091	$ 17,708.33
Class A Ordinary Shares [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Financial Instruments Subject to Mandatory Redemption, Settlement Terms, Number of Shares (in Shares)				22,794,651
Financial Instrument Subject to Mandatory Redemption, Par Value Per Share (in Dollars per share)				$ 10.83
Forecast [Member]
Subsequent Event [Line Items]
Monthly fee paid	$ 27,083.33